SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ESTIMATED LIFE (Details)	12 Months Ended
Dec. 31, 2025
Vehicles [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	1 year
Vehicles [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	5 years
Furniture And Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	4 years
Furniture And Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	8 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, basis of valuation	The shorter of the remaining lease term and the useful life of the improvements